OPERATING LEASES (Details) - Schedule of annual undiscounted cash flows of the operating lease liabilities - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment [Line Items]
Total Lease Liabilities	$ 24,034,669	$ 25,309,725
Operating Lease [Member]
Property, Plant and Equipment [Line Items]
2026	2,237,257
2027	2,328,731
2028	2,349,076
2029	2,370,098
2030	2,293,975
Thereafter	19,368,853
Total undiscounted cash flows	30,947,990
Less: present value discount	(6,913,321)
Total Lease Liabilities	$ 24,034,669